Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 21, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following information is presented to disclose the relationship between compensation actually paid ("CAP"), as calculated under applicable SEC rules, and the financial performance of the Company. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer ("PEO") and (ii) the Company’s Named Executive Officers other than the PEO (the "Non-PEO NEOs"), on an average basis, for the fiscal years 2020, 2021, and 2022.

The methodology for calculating amounts presented in the columns "CAP to PEO (Current)," "CAP to PEO (Former)," and "Average CAP to Non-PEO NEOs," including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table ("SCT") totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table and (ii) that the Company has deemed most important in linking CAP during 2022 to Company performance is also presented below.

Consistent with SEC rules, the Company has identified Gross Profit as its "Company-Selected Measure." The Company believes that this measure represents the most important financial performance measure used to link "CAP" to Company performance. Gross Profit is a key component of the Company’s compensation program, as described in the Compensation Discussion and Analysis.

Compensation decisions at the Company are made independently of the Pay versus Performance disclosure requirements and this disclosure is intended to be supplemental to the compensation program objectives and strategy discussed in the Compensation Discussion and Analysis, not in replacement.

Pay Versus Performance Table

In accordance with applicable SEC rules, the following table sets forth information concerning Summary Compensation Table Total Compensation and CAP for the Company’s PEO and Non-PEO NEOs for fiscal years 2022, 2021, and 2020 and the corresponding financial performance in each year.

Year	SCT Total for PEO (Former)(1)	SCT Total for PEO (Current)(1)	CAP to PEO (Former)(1)(3)	CAP to PEO (Current)(1)(3)	Average SCT Total for Non-PEO NEOs(1)	Average CAP to Non-PEO NEOs(1)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands )	Gross Profit (in thousands )(6)
							Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	$1,547,116	—	$(5,908,845)	$2,550,688	$236,663	$39.82	$98.30	$78,954	$657,553
2021	$2,511,728	$19,211,250	$2,146,098	$16,797,283	$5,174,391	$3,598,175	$94.51	$256.69	$110,373	$657,358
2020	$2,301,672	—	$1,503,671	—	$4,062,953	$2,984,557	$91.96	$203.16	$77,553	$508,745
(1)
As a result of a PEO transition that occurred in 2021, two PEOs are reported in the above table. In fiscal years 2020 and 2021, Mr. Steinert was the PEO (listed as "Former PEO"). On January 21, 2021, Mr. Steinert ceased to serve as PEO and Mr. Trevisan was appointed PEO (listed as "Current PEO"). The Company's Non-PEO NEOs for the applicable years are as follows:
a.
2022: Langley Steinert, Scot Fredo (who resigned from the Company effective as of October 3, 2022), Matthew Quinn and Andrea Eldridge
b.
2021: Samuel Zales, Andrea Eldridge, Scot Fredo, Dafna Sarnoff and Sarah Welch
c.
2020: Jason Trevisan, Samuel Zales, Thomas Caputo and Sarah Welch
(2)
CAP does not mean that our executive officers were actually paid these amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the relevant rules as required by Item 402(v) of Regulation S-K.
a.
Consistent with SEC rules, we calculated CAP amounts for the NEOs as follows: (i) Total compensation from the SCT, (ii) deduct, the total amounts reported in the Stock Awards and Option Awards columns of the SCT, (iii) add, the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year, (iv) add, the amount equal to the change as of the end of the covered fiscal year (from the end of the prior year) in fair value of any awards granted in any prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year,, (v) add, for awards that are granted and vest in the same year, the fair value as of the vesting date, (vi) add, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and (vii) deduct, for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year, the amount equal to the fair value at the end of the prior fiscal year.
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2022, 2021 and 2020:

PEO SCT Total to CAP Adjustments	2022	2021 - PEO (Current)	2021 - PEO (Former)	2020
Total Reported in 2022 SCT	$1,547,116	$19,211,250	$2,511,728	$2,301,672
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(545,278)	$(18,012,558)	$(2,501,728)	$(2,291,672)
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$0	$13,651,861	$1,896,098	$1,715,482
Change in Fair Value from Last Day of Prior Year to Last Day of	$(7,994,953)	$191,487	$116,789	-$187,524

Covered Year of Unvested Equity Awards
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$0	$1,891,757	$262,730	$272,397
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$1,084,270	$(136,514)	$(139,519)	$(306,684)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0
Total Adjustments	$(7,455,961)	$(2,413,967)	$(365,630)	$(798,001)
CAP	$(5,908,845)	$16,797,283	$2,146,098	$1,503,671
(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Non-PEO NEOs in 2022, 2021, and 2020:

Non-PEO NEOs Average SCT to CAP Adjustments	2022	2021	2020
Total Reported in 2022 SCT	$2,550,688	$5,174,391	$4,062,953
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,181,475)	$(4,225,087)	$(3,437,517)
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$537,561	$3,027,728	$2,771,171
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$(960,465)	$53,440	$(311,807)
Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$231,449	$342,600	$272,391
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$58,906	$(57,775)	$(373,634)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$(717,123)	$0
Total Adjustments	$(2,314,024)	$(1,576,217)	$(1,078,396)
CAP	$236,663	$3,598,175	$2,984,557
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our CD&A peer group companies, weighted by market cap at each fiscal year end. CD&A peer group companies for 2020 – 2022 include the following:
a.
2022 CD&A peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars,com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
b.
2021 CD&A peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc
c.
2020 CD&A peer companies: Alarm.com, Inc., Cars.com Inc., Etsy Inc., GrubHub, Inc., HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., TripAdvisor, Inc., TrueCar, Inc., Varonis Systems, Inc., Wayfair Inc, Yelp Inc., Yext, Inc., Zillow Group, Inc.
(6)
Gross Profit is the financial performance measure, which, in the Company's assessment, represents for 2022 as the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company's performance.

Company Selected Measure Name			Gross Profit
Named Executive Officers, Footnote [Text Block]
(1)
As a result of a PEO transition that occurred in 2021, two PEOs are reported in the above table. In fiscal years 2020 and 2021, Mr. Steinert was the PEO (listed as "Former PEO"). On January 21, 2021, Mr. Steinert ceased to serve as PEO and Mr. Trevisan was appointed PEO (listed as "Current PEO"). The Company's Non-PEO NEOs for the applicable years are as follows:
a.
2022: Langley Steinert, Scot Fredo (who resigned from the Company effective as of October 3, 2022), Matthew Quinn and Andrea Eldridge
b.
2021: Samuel Zales, Andrea Eldridge, Scot Fredo, Dafna Sarnoff and Sarah Welch
c.
2020: Jason Trevisan, Samuel Zales, Thomas Caputo and Sarah Welch

Peer Group Issuers, Footnote [Text Block]
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our CD&A peer group companies, weighted by market cap at each fiscal year end. CD&A peer group companies for 2020 – 2022 include the following:
a.
2022 CD&A peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars,com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
b.
2021 CD&A peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc
c.
2020 CD&A peer companies: Alarm.com, Inc., Cars.com Inc., Etsy Inc., GrubHub, Inc., HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., TripAdvisor, Inc., TrueCar, Inc., Varonis Systems, Inc., Wayfair Inc, Yelp Inc., Yext, Inc., Zillow Group, Inc.

PEO Total Compensation Amount			$ 1,547,116		$ 2,301,672
PEO Actually Paid Compensation Amount			$ (5,908,845)		1,503,671
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2022, 2021 and 2020:

PEO SCT Total to CAP Adjustments	2022	2021 - PEO (Current)	2021 - PEO (Former)	2020
Total Reported in 2022 SCT	$1,547,116	$19,211,250	$2,511,728	$2,301,672
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(545,278)	$(18,012,558)	$(2,501,728)	$(2,291,672)
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$0	$13,651,861	$1,896,098	$1,715,482
Change in Fair Value from Last Day of Prior Year to Last Day of	$(7,994,953)	$191,487	$116,789	-$187,524

Covered Year of Unvested Equity Awards
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$0	$1,891,757	$262,730	$272,397
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$1,084,270	$(136,514)	$(139,519)	$(306,684)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0
Total Adjustments	$(7,455,961)	$(2,413,967)	$(365,630)	$(798,001)
CAP	$(5,908,845)	$16,797,283	$2,146,098	$1,503,671

Non-PEO NEO Average Total Compensation Amount			$ 2,550,688	$ 5,174,391	4,062,953
Non-PEO NEO Average Compensation Actually Paid Amount			$ 236,663	3,598,175	2,984,557
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Non-PEO NEOs in 2022, 2021, and 2020:

Non-PEO NEOs Average SCT to CAP Adjustments	2022	2021	2020
Total Reported in 2022 SCT	$2,550,688	$5,174,391	$4,062,953
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,181,475)	$(4,225,087)	$(3,437,517)
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$537,561	$3,027,728	$2,771,171
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$(960,465)	$53,440	$(311,807)
Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$231,449	$342,600	$272,391
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$58,906	$(57,775)	$(373,634)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$(717,123)	$0
Total Adjustments	$(2,314,024)	$(1,576,217)	$(1,078,396)
CAP	$236,663	$3,598,175	$2,984,557

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			[1]Represents values based on an initial fixed $100 investment made on December 31, 2019.
Compensation Actually Paid vs. Net Income [Text Block]			CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			CAP vs Gross Profit
Total Shareholder Return Vs Peer Group [Text Block]			[1]Represents values based on an initial fixed $100 investment made on December 31, 2019.
Tabular List [Table Text Block]

Tabular List

The following table presents an unranked list of the financial and non-financial performance measures, including the Company-Selected Measure, that in the Company’s assessment represent the most important performance measures used by the Company to link CAP to the Company’s Named Executive Officers to the Company’s performance for 2022. The role of each of these performance measures on our Named Executive Officers' compensation is discussed in the "Compensation Discussion and Analysis" section of this Proxy Statement.

Tabular List
Gross Profit
Adjusted EBIT*
Strategic Initiatives
Individual Performance Goals

*Adjusted EBIT is a non-GAAP financial measure. See "Compensation Discussion and Analysis – Cash Incentive Awards – Corporate Financial Performance Goals" above for information as to how adjusted EBIT is calculated.

Total Shareholder Return Amount			$ 39.82	94.51	91.96
Peer Group Total Shareholder Return Amount			98.30	256.69	203.16
Net Income (Loss)			$ 78,954,000	$ 110,373,000	$ 77,553,000
Company Selected Measure Amount			657,553,000	657,358,000	508,745,000
PEO Name	Mr. Steinert	Mr. Trevisan	Mr. Trevisan		Mr. Steinert
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Gross Profit
Non-GAAP Measure Description [Text Block]
(6)
Gross Profit is the financial performance measure, which, in the Company's assessment, represents for 2022 as the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company's performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBIT*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Strategic Initiatives
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Individual Performance Goals
Jason Trevisan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,547,116	$ 19,211,250
PEO Actually Paid Compensation Amount			(5,908,845)	16,797,283
Langley Steinert [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				2,511,728	$ 2,301,672
PEO Actually Paid Compensation Amount				2,146,098	1,503,671
PEO [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(545,278)		(2,291,672)
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0		1,715,482
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,994,953)		(187,524)
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0		272,397
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,084,270		(306,684)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0		0
PEO [Member] | Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,455,961)		(798,001)
PEO [Member] | Jason Trevisan [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(18,012,558)
PEO [Member] | Jason Trevisan [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				13,651,861
PEO [Member] | Jason Trevisan [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				191,487
PEO [Member] | Jason Trevisan [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,891,757
PEO [Member] | Jason Trevisan [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(136,514)
PEO [Member] | Jason Trevisan [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Jason Trevisan [Member] | Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,413,967)
PEO [Member] | Langley Steinert [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,501,728)
PEO [Member] | Langley Steinert [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,896,098
PEO [Member] | Langley Steinert [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				116,789
PEO [Member] | Langley Steinert [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				262,730
PEO [Member] | Langley Steinert [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(139,519)
PEO [Member] | Langley Steinert [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Langley Steinert [Member] | Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(365,630)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,181,475)	(4,225,087)	(3,437,517)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			537,561	3,027,728	2,771,171
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(960,465)	53,440	(311,807)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			231,449	342,600	272,391
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			58,906	(57,775)	(373,634)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(717,123)	0
Non-PEO NEO [Member] | Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,314,024)	$ (1,576,217)	$ (1,078,396)